Consolidated Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Changes in Stockholders' Equity [Abstract]
Change in fair value of derivatives accounted for as cash flow hedges, taxes	$ 1.1	$ 2.9	$ 6.7
Other comprehensive income from derivative transactions recognized in current year earnings, taxes	1.5	5.2	9.6
Impact after currency effects of actuarial gains/losses and plan amendments, taxes	0.9	2.9	9.7
Amortization of net actuarial losses and prior service credits, taxes	$ 0.6	$ 1.1	$ 0.6